FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Long-term debt, including current portion	$ 18,307	$ 16,959
Carrying Value
Liabilities:
Long-term debt, including current portion	18,593	17,055
Total liabilities	18,597	17,062
Carrying Value | Cash Flow Hedging
Liabilities:
Cash flow hedges, including current portion	4	7
Fair Value
Liabilities:
Long-term debt, including current portion	18,307	16,959
Total liabilities	18,311	16,966
Fair Value | Level 1
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Level 2
Liabilities:
Long-term debt, including current portion	18,307	16,959
Total liabilities	18,311	16,966
Fair Value | Level 3
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Cash Flow Hedging
Liabilities:
Cash flow hedges, including current portion	4	7
Fair Value | Cash Flow Hedging | Level 1
Liabilities:
Cash flow hedges, including current portion	0	0
Fair Value | Cash Flow Hedging | Level 2
Liabilities:
Cash flow hedges, including current portion	4	7
Fair Value | Cash Flow Hedging | Level 3
Liabilities:
Cash flow hedges, including current portion	$ 0	$ 0